Significant accounting policies - Adoption of IFRS 9 and IFRS 15 (Narrative) (Details) SFr in Millions	Jan. 01, 2018 CHF (SFr)
Disclosure Significant Accounting Policies [Line Items]
Effect of adoption of IFRS 15, before tax	SFr (27)
Adjustments to equity on adoption of IFRS 15 before tax to reflect deferral due to variable consideration constraint	(16)
Adjustments to equity on adoption of IFRS 15 before tax to reflect deferral due to lack of enforceable right to a specified amount of consideration	SFr (11)